BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2020 item
Revenue Recognition
Travel credit redemption period	12 months
Co-branded Credit Card Program
Revenue Recognition
Performance obligations	2
Amazon Agreement
Revenue Recognition
Performance obligations	3